Goodwill, Net (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Goodwill, Net [Line Items]
Number of cash generating units		3
Impairment loss expense	[1]	$ 7,679	$ 13,524	$ 6,018
Fair value			481
Additional impairment			1,225
Impairment of property plan and equipment			6,723	4,689
Impairment of intangible assets		$ 1,983	859	135
Rymco SA [Member]
Goodwill, Net [Line Items]
Impairment loss expense			12,175	12,175
Unrecognized impairment loss				$ 17,141
Remaining carrying amount			1,705
Procaps S.A. de C.V. and Biokemical S.A. de CV [Member]
Goodwill, Net [Line Items]
Impairment loss expense			5,791
Unrecognized impairment loss			17,141
Remaining carrying amount			0
Procaps S.A. de C.V. and Biokemical S.A. de CV [Member] | Plant and Equipment [Member]
Goodwill, Net [Line Items]
Remaining carrying amount			11,195
Impairment of property plan and equipment			5,478
Procaps S.A. de C.V. and Biokemical S.A. de CV [Member] | Right of Use Asset [Member]
Goodwill, Net [Line Items]
Remaining carrying amount			10
Impairment of right-of-use assets			374
Procaps S.A. de C.V. and Biokemical S.A. de CV [Member] | Intangible Assets [Member]
Goodwill, Net [Line Items]
Remaining carrying amount			0
Impairment of intangible assets			533
Carrying amount			$ 6,197

[1]	Refer to Note 12. Goodwill, net for further details regarding the impairment loss and to Note 15. Leases Note 14. Property, plant and equipment, net and Note 13. Intangible assets for the impairment recognized within each asset group.